Convertible Debt - Assumptions (Details) $ in Millions	Dec. 31, 2022 USD ($) yr $ / shares	Nov. 30, 2022 USD ($)	Oct. 31, 2022 USD ($) yr $ / shares	Jun. 30, 2022 USD ($)	May 31, 2022 USD ($) $ / shares yr	Dec. 31, 2021 USD ($)	Oct. 31, 2021 USD ($)	Sep. 29, 2021 USD ($) $ / shares yr
Koch Strategic Platforms Convertible Note
Disclosure of detailed information about borrowings [line items]
Amount Issued	$ 110.2		$ 105.9				$ 100.0	$ 100.0
Koch Strategic Platforms Convertible Note | Risk free interest rate
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities	4.2		4.4					1.1
Koch Strategic Platforms Convertible Note | Expected life of options
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities | yr	3.8		3.9					5
Koch Strategic Platforms Convertible Note | Expected dividend yield
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities	0		0					0
Koch Strategic Platforms Convertible Note | Expected stock price volatility
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities	0.63		0.63					0.66
Koch Strategic Platforms Convertible Note | Share Price
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities | $ / shares	4.76		5.96					12.56
Payment in Kind Note
Disclosure of detailed information about borrowings [line items]
Amount Issued	$ 4.3	$ 8.1		$ 4.1		$ 1.8
Glencore Convertible Note
Disclosure of detailed information about borrowings [line items]
Amount Issued	$ 208.1		$ 200.0		$ 200.0		$ 0.0
Glencore Convertible Note | Risk free interest rate
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities	4.2		4.4		2.9
Glencore Convertible Note | Expected life of options
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities | yr	4.4		4.6		5
Glencore Convertible Note | Expected dividend yield
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities	0		0		0
Glencore Convertible Note | Expected stock price volatility
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities	0.63		0.63		0.68
Glencore Convertible Note | Share Price
Disclosure of detailed information about borrowings [line items]
Significant unobservable input, liabilities | $ / shares	4.76		5.96		8.15